Supplemental Guarantor/Non-Guarantor Financial Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Audited Supplemental Condensed Consolidated Statements of Operations
Total revenues	$ 1,684.5	$ 1,722.9	$ 1,758.0	$ 1,626.8	$ 1,742.8	$ 1,797.6	$ 1,725.3	$ 1,748.0	$ 6,792.2	$ 7,013.7	$ 8,077.5
Costs and expenses
Operating costs and expenses (exclusive of items shown separately below)									5,716.9	5,729.1	5,932.7
Depreciation, depletion and amortization									655.7	740.3	663.4
Asset retirement obligation expenses									81.0	66.5	67.0
Selling and administrative expenses									227.1	244.2	268.8
Restructuring and pension settlement charges	26.0								26.0	11.9	0.0
Other operating (income) loss:
Net gain on disposal or exchange of assets									(41.4)	(52.6)	(17.1)
Asset impairment and mine closure costs	154.4				506.8		21.5		154.4	528.3	929.0
Settlement charges related to the Patriot bankruptcy reorganization					30.6				0.0	30.6	0.0
Loss from equity affiliates and investment in subsidiaries									107.6	40.2	61.2
Interest expense									428.2	425.2	405.6
(Gain) loss from extinguishment of affiliate debt						11.5	4.5	0.9		0.0
Interest income									(15.4)	(15.7)	(24.5)
Unrealized loss (gain) on derivatives										0.0	0.0
(Loss) income from continuing operations before income taxes									(547.9)	(734.3)	(208.6)
Income tax provision (benefit)									201.2	(448.3)	262.3
(Loss) income from continuing operations, net of income taxes	(478.8)	(154.0)	(72.0)	(44.3)	(401.1)	24.0	101.4	(10.3)	(749.1)	(286.0)	(470.9)
(Loss) income from discontinued operations, net of income taxes									(28.2)	(226.6)	(104.2)
Net (loss) income	(513.0)	(149.0)	(71.2)	(44.1)	(561.2)	(19.1)	87.1	(19.4)	(777.3)	(512.6)	(575.1)
Less: Net income attributable to noncontrolling interests									9.7	12.3	10.6
Net (loss) income attributable to common stockholders	$ (514.6)	$ (150.6)	$ (73.3)	$ (48.5)	$ (565.7)	$ (26.1)	$ 90.3	$ (23.4)	(787.0)	(524.9)	(585.7)
Parent Company [Member]
Audited Supplemental Condensed Consolidated Statements of Operations
Total revenues									0.0	0.0	0.0
Costs and expenses
Operating costs and expenses (exclusive of items shown separately below)									49.6	(173.6)	(395.2)
Depreciation, depletion and amortization									0.0	0.0	0.0
Asset retirement obligation expenses									0.0	0.0	0.0
Selling and administrative expenses									46.8	50.9	38.7
Restructuring and pension settlement charges									0.0	0.0
Other operating (income) loss:
Net gain on disposal or exchange of assets									0.0	0.0	0.0
Asset impairment and mine closure costs									4.7	21.5	35.5
Settlement charges related to the Patriot bankruptcy reorganization										30.6
Loss from equity affiliates and investment in subsidiaries									431.1	272.5	720.0
Interest expense									424.7	420.8	413.9
(Gain) loss from extinguishment of affiliate debt										0.0
Interest income									(15.3)	(79.6)	(309.8)
Unrealized loss (gain) on derivatives										0.0	0.0
(Loss) income from continuing operations before income taxes									(941.6)	(543.1)	(503.1)
Income tax provision (benefit)									(186.2)	(92.2)	80.2
(Loss) income from continuing operations, net of income taxes									(755.4)	(450.9)	(583.3)
(Loss) income from discontinued operations, net of income taxes									(31.6)	(74.0)	(2.4)
Net (loss) income									(787.0)	(524.9)	(585.7)
Less: Net income attributable to noncontrolling interests									0.0	0.0	0.0
Net (loss) income attributable to common stockholders									(787.0)	(524.9)	(585.7)
Guarantor Subsidiaries [Member]
Audited Supplemental Condensed Consolidated Statements of Operations
Total revenues									3,964.8	4,027.9	4,571.3
Costs and expenses
Operating costs and expenses (exclusive of items shown separately below)									2,927.3	3,471.7	3,344.1
Depreciation, depletion and amortization									310.4	329.4	315.6
Asset retirement obligation expenses									25.3	33.3	42.9
Selling and administrative expenses									161.1	167.9	199.7
Restructuring and pension settlement charges									23.8	11.9
Other operating (income) loss:
Net gain on disposal or exchange of assets									(18.5)	(52.6)	(14.7)
Asset impairment and mine closure costs									71.1	6.5	86.8
Settlement charges related to the Patriot bankruptcy reorganization										0.0
Loss from equity affiliates and investment in subsidiaries									6.6	8.3	12.5
Interest expense									6.4	244.5	13.9
(Gain) loss from extinguishment of affiliate debt										(155.5)
Interest income									(10.3)	(311.6)	(149.1)
Unrealized loss (gain) on derivatives										34.0	(35.3)
(Loss) income from continuing operations before income taxes									461.6	240.1	754.9
Income tax provision (benefit)									316.7	(110.9)	105.8
(Loss) income from continuing operations, net of income taxes									144.9	351.0	649.1
(Loss) income from discontinued operations, net of income taxes									(7.2)	(5.6)	(82.2)
Net (loss) income									137.7	345.4	566.9
Less: Net income attributable to noncontrolling interests									0.0	0.0	0.0
Net (loss) income attributable to common stockholders									137.7	345.4	566.9
Non-Guarantor Subsidiaries [Member]
Audited Supplemental Condensed Consolidated Statements of Operations
Total revenues									2,902.1	3,230.3	3,738.4
Costs and expenses
Operating costs and expenses (exclusive of items shown separately below)									2,814.7	2,675.5	3,216.0
Depreciation, depletion and amortization									345.3	410.9	347.8
Asset retirement obligation expenses									55.7	33.2	24.1
Selling and administrative expenses									19.2	25.4	30.4
Restructuring and pension settlement charges									2.2	0.0
Other operating (income) loss:
Net gain on disposal or exchange of assets									(22.9)	0.0	(2.4)
Asset impairment and mine closure costs									78.6	500.3	806.7
Settlement charges related to the Patriot bankruptcy reorganization										0.0
Loss from equity affiliates and investment in subsidiaries									101.0	31.9	48.7
Interest expense									34.6	169.0	475.6
(Gain) loss from extinguishment of affiliate debt										155.5
Interest income									(27.3)	(33.6)	(63.4)
Unrealized loss (gain) on derivatives										(34.0)	35.3
(Loss) income from continuing operations before income taxes									(499.0)	(703.8)	(1,180.4)
Income tax provision (benefit)									70.7	(245.2)	76.3
(Loss) income from continuing operations, net of income taxes									(569.7)	(458.6)	(1,256.7)
(Loss) income from discontinued operations, net of income taxes									10.6	(147.0)	(19.6)
Net (loss) income									(559.1)	(605.6)	(1,276.3)
Less: Net income attributable to noncontrolling interests									9.7	12.3	10.6
Net (loss) income attributable to common stockholders									(568.8)	(617.9)	(1,286.9)
Eliminations [Member]
Audited Supplemental Condensed Consolidated Statements of Operations
Total revenues									(74.7)	(244.5)	(232.2)
Costs and expenses
Operating costs and expenses (exclusive of items shown separately below)									(74.7)	(244.5)	(232.2)
Depreciation, depletion and amortization									0.0	0.0	0.0
Asset retirement obligation expenses									0.0	0.0	0.0
Selling and administrative expenses									0.0	0.0	0.0
Restructuring and pension settlement charges									0.0	0.0
Other operating (income) loss:
Net gain on disposal or exchange of assets									0.0	0.0	0.0
Asset impairment and mine closure costs									0.0	0.0	0.0
Settlement charges related to the Patriot bankruptcy reorganization										0.0
Loss from equity affiliates and investment in subsidiaries									(431.1)	(272.5)	(720.0)
Interest expense									(37.5)	(409.1)	(497.8)
(Gain) loss from extinguishment of affiliate debt										0.0
Interest income									37.5	409.1	497.8
Unrealized loss (gain) on derivatives										0.0	0.0
(Loss) income from continuing operations before income taxes									431.1	272.5	720.0
Income tax provision (benefit)									0.0	0.0	0.0
(Loss) income from continuing operations, net of income taxes									431.1	272.5	720.0
(Loss) income from discontinued operations, net of income taxes									0.0	0.0	0.0
Net (loss) income									431.1	272.5	720.0
Less: Net income attributable to noncontrolling interests									0.0	0.0	0.0
Net (loss) income attributable to common stockholders									$ 431.1	$ 272.5	$ 720.0